FAIR VALUE MEASUREMENTS (Details) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 09, 2021	Sep. 30, 2021	Dec. 31, 2020	Oct. 06, 2020
Assets:
Cash held in the Trust Account		$ 872,000
Marketable securities held in Trust Account		817,227,602	$ 816,985,533
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities		$ 32,170,529	$ 74,642,310
Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Number of shares issuable per warrant				0.33
Public Warrants | Initial Public Offering
Liabilities, Fair Value Disclosure [Abstract]
Number of shares per unit		1
Number of warrants in a unit	0.33	0.33	1
Number of shares issuable per warrant	1	1	1
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account		$ 817,227,602	$ 816,985,533
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities		22,190,005	51,186,760
Level 3 | Recurring
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities			57,753,222
Level 3 | Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities		$ 9,980,524	$ 23,455,550